Note 17 - Regulatory Capital (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations [Table Text Block]
	Actual		Required to be Adequately Capitalized		Excess Capital		To Be Well Capitalized Under Prompt Corrective Action Provisions
(Dollars in thousands)	Amount	Percent of Assets (1)	Amount	Percent of Assets (1)	Amount	Percent of Assets (1)	Amount	Percent of Assets (1)
December 31, 2016
Common equity tier 1 capital	$77,634	13.42%	$26,032	4.50%	$51,602	8.92%	$37,601	6.50%
Tier 1 leverage	77,634	11.55	26,876	4.00	50,758	7.55	33,595	5.00
Tier 1 risk-based capital	77,634	13.42	34,709	6.00	42,925	7.42	46,278	8.00
Total risk-based capital	84,900	14.68	46,278	8.00	38,622	6.68	57,848	10.00

December 31, 2015
Common equity tier 1 capital	$71,520	14.08%	$22,854	4.50%	$48,666	9.58%	$33,012	6.50%
Tier 1 leverage	71,520	11.46	24,971	4.00	46,549	7.46	31,213	5.00
Tier 1 risk-based capital	71,520	14.08	30,473	6.00	41,047	8.08	40,630	8.00
Total risk-based capital	77,934	15.35	40,630	8.00	37,304	7.35	50,788	10.00